CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues (2020 revenues net of issuance of Preferred C-1 Shares in the amount of $14,800, see note 2i)	$ 5,466	$ (9,364)	$ 1,575
Cost of revenues	(10,488)	(6,407)	(1,986)
Gross loss	(5,022)	(15,771)	(411)
Operating expenses:
Research and development	93,336	57,029	59,376
Selling and marketing	23,735	5,430	6,481
General and administrative	35,560	3,753	3,190
Total operating expenses	152,631	66,212	69,047
Operating loss	(157,653)	(81,983)	(69,458)
Financial income, net	4,378	655	2,167
Loss before taxes on income	(153,275)	(81,328)	(67,291)
Taxes on income	(284)	(183)	(10)
Net loss	$ (153,559)	$ (81,511)	$ (67,301)
Basic and diluted net loss per ordinary share	$ (1.54)	$ (5.99)	$ (5.22)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	102,859,891	16,514,910	15,524,845